Indebtedness - Surety Bonds - Additional Information (Detail) - USD ($) $ in Millions	Jan. 31, 2017	Jan. 31, 2016
Debt Instrument [Line Items]
Surety bonds issued	$ 223.8	$ 259.7
Heavy Civil [Member]
Debt Instrument [Line Items]
Surety bonds outstanding	$ 110.5